Derivatives	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
DERIVATIVES
The Company utilizes interest rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position. The notional amount of the interest rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest rate swap agreements.
The counterparties to the Company’s derivatives are exposed to credit risk whenever a derivative is in a liability position. As a result, the Company has collateralized these liabilities with security collateral held in safekeeping by Bank of New York and PNC Bank. At December 31, 2015 and 2014, the Company had securities with fair market values of $3.7 million and $2.6 million, respectively, posted as collateral for these derivatives.
Interest Rate Swaps Designated as Cash Flow Hedges: Interest rate swaps with notional amounts of $40.0 million and $45.0 million as of December 31, 2015 and 2014, respectively, were designated as cash flow hedges of certain FHLB advances and were determined to be fully effective during the years then ended. As such, no amount of ineffectiveness has been included in net income. Therefore, the aggregate fair value of the swaps is recorded in other assets (liabilities) with changes in fair value recorded in other comprehensive income (loss). The amount included in accumulated other comprehensive income (loss) would be reclassified to current earnings should the hedges no longer be considered effective. The hedge would no longer be considered effective if a portion of the hedge becomes ineffective, the item hedged is no longer in existence, or the Company discontinues hedge accounting. The Company expects the hedges to remain fully effective during the remaining terms of the swaps. The Company does not expect any amounts to be reclassified from other comprehensive income (loss) over the next 12 months.
Information related to the interest-rate swaps designated as cash flow hedges were as follows for the periods presented:

	December 31,
	2015	2014
	(Dollars in thousands)
FHLB Advance:
Notional amount	$—	$5,000
Unrealized losses	—	(109)
Fixed interest rate payable	—%	3.54%
Variable interest rate receivable (Three month LIBOR plus 0.22%)	—	0.47
Maturity date	September 20, 2015
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(154)	(434)
Fixed interest rate payable	3.69%	3.69%
Variable interest rate receivable (Three month LIBOR plus 0.25%)	0.57	0.48
Maturity date	July 19, 2016
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(276)	(186)
Fixed interest rate payable	2.09%	2.09%
Variable interest rate receivable (One month LIBOR)	0.35	—
Maturity date	March 15, 2020
FHLB Advance:
Notional amount	$10,000	$10,000
Unrealized losses	(339)	(197)
Fixed interest rate payable	2.23%	2.23%
Variable interest rate receivable (One month LIBOR)	0.35	—
Maturity date	June 15, 2020

	December 31,
	2015	2014
	(Dollars in thousands)
Forward Starting:
FHLB advance:
Notional amount	$10,000	$10,000
Unrealized losses	(496)	(230)
Fixed interest rate payable	2.62%	2.62%
Variable interest rate receivable (One month LIBOR)	—	—
Start date	March 15, 2016
Maturity date	March 15, 2021

Interest expense recorded on these swap transactions totaled $696,000 and $704,000, respectively, for the years ended December 31, 2015 and 2014 and was reported as a component of interest expense on subordinated debentures, deposits, and FHLB advances.

The following table presents the net gains (losses) recorded in accumulated other comprehensive income (loss) and the consolidated statements of income relating to the cash flow derivative instruments for the periods presented:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Interest rate contracts:
Net amount of gain (loss):
Recognized in OCI (Effective Portion)	$(73)	$17
Reclassified from OCI to interest income	—	—
Recognized in other noninterest income (Ineffective Portion)	—	—
The following table reflects the cash flow hedges included in the consolidated balance sheets as of the dates indicated:

	December 31,
	2015		2014
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other liabilities:
Interest rate swaps related to FHLB advances	(40,000)	(1,265)	(45,000)	(1,156)